Liabilities assumed from time charters attached (Tables)	6 Months Ended
Jun. 30, 2025
Liabilities Assumed From Time Charters Attached
Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table)

Period/ Year	Amount
July 1 to December 31, 2025	$8,217
2026	8,047
2027	4,275
Liabilities assumed from time charters attached	$20,539